UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07143

T. Rowe Price Equity Series, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2025

Moderate Allocation Portfolio

(QAAGRX)

This semi-annual shareholder report contains important information about Moderate Allocation Portfolio (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Allocation Portfolio	$36	0.70%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$208,205
Number of Portfolio Holdings	1,593

Portfolio Turnover Rate	26.3%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common Stocks	51.3%
Bond Funds	13.9
Equity Funds	8.6
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	7.0
Corporate Bonds	5.4
U.S. Government & Agency Mortgage-Backed Securities	4.2
Asset-Backed Securities	1.6
Non-U.S. Government Mortgage-Backed Securities	0.8
Short-Term and Other	7.2

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Institutional Emerging Markets Equity Fund	4.6%
T. Rowe Price Institutional High Yield Fund - Institutional Class	4.6
T. Rowe Price International Bond Fund (USD Hedged) - I Class	4.2
U.S. Treasury Notes	4.1
T. Rowe Price Real Assets Fund - I Class	4.0
T. Rowe Price Emerging Markets Bond Fund - I Class	3.7
U.S. Treasury Bonds	2.9
Microsoft	2.6
NVIDIA	2.3
Federal National Mortgage Assn.	2.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

E304-053 8/25

Moderate Allocation Portfolio

 (QAAGRX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
June 30, 2025
Moderate Allocation Portfolio
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. Rowe Price Moderate Allocation Portfolio
(Unaudited)
Financial Highlights
2
For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
. 6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 20.94 $ 20.02 $ 17.81 $ 22.63 $ 22.92 $ 20.96
Investment activities
Net investment income
(1)(2)
0.24 0.46 0.43 0.31 0.24 0.28
Net realized and unrealized gain/
loss 1.16 1.55 2.27 (4.45) 2.02 2.72
Total from investment activities 1.40 2.01 2.70 (4.14) 2.26 3.00
Distributions
Net investment income (0.24) (0.49) (0.44) (0.30) (0.24) (0.29)
Net realized gain – (0.60) (0.05) (0.38) (2.31) (0.75)
Total distributions (0.24) (1.09) (0.49) (0.68) (2.55) (1.04)
NET ASSET VALUE
End of period $ 22.10 $ 20.94 $ 20.02 $ 17.81 $ 22.63 $ 22.92
Ratios/Supplemental Data
Total return
(2)(3)
6.73% 10.06% 15.35% (18.31)% 10.06% 14.54%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.90%
(4)
0.90% 0.90% 0.90% 0.90% 0.90%
Net expenses after waivers/
payments by Price Associates 0.70%
(4)
0.71% 0.71% 0.70% 0.71% 0.72%
Net investment income 2.26%
(4)
2.19% 2.28% 1.60% 1.00% 1.32%
Portfolio turnover rate 26.3% 59.0% 78.1% 98.9% 82.3% 65.5%
Net assets, end of period (in
thousands) $ 208,205 $ 200,160 $ 183,817 $ 161,984 $ 209,296 $ 200,870
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Moderate Allocation Portfolio
June 30, 2025 (Unaudited)

Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES
 1.6%
Affirm Master Trust
Series 2025-2A, Class A
4.67%, 7/15/33 (1) 100,000 100
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  35,000 36
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 100,000 99
Auxilior Term Funding
Series 2024-1A, Class A2
5.84%, 3/15/27 (1) 57,974 58
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 15,712 15
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  20,000 20
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  5,000 5
CarMax Auto Owner Trust
Series 2024-3, Class A3
4.89%, 7/16/29  30,000 30
CarMax Select Receivables Trust
Series 2024-A, Class A3
5.40%, 11/15/28  15,000 15
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  15,000 15
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  35,000 34
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 20,000 20
Carvana Auto Receivables Trust
Series 2024-P2, Class A4
5.21%, 6/10/30  35,000 36
Chase Auto Credit Linked Notes
Series 2025-1, Class B
4.753%, 2/25/33 (1) 250,000 250
Clarus Capital Funding
Series 2024-1A, Class A2
4.71%, 8/20/32 (1) 85,403 85
Crossroads Asset Trust
Series 2024-A, Class A2
5.90%, 8/20/30 (1) 38,091 38
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 75,000 73
Dell Equipment Finance Trust
Series 2024-1, Class C
5.73%, 3/22/30 (1) 105,000 107
Dell Equipment Finance Trust
Series 2024-2, Class A3
4.59%, 8/22/30 (1) 100,000 101
Shares/Par $ Value
(Cost and value in $000s)
‡
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 15,000 15
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 5,000 5
Drive Auto Receivables Trust
Series 2021-3, Class D
1.94%, 6/15/29 (1) 82,669 81
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 22,869 23
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 60,728 58
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 56,733 58
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 5.78%, 1/17/37 (1) 250,000 251
Enterprise Fleet Financing
Series 2024-1, Class A3
5.16%, 9/20/30 (1) 50,000 51
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  24,085 24
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  10,000 10
Ford Credit Auto Owner Trust
Series 2022-C, Class C
5.22%, 3/15/30  25,000 25
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 100,000 102
Frontier Issuer
Series 2024-1, Class A2
6.19%, 6/20/54 (1) 25,000 26
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29 (1) 23,885 24
MMAF Equipment Finance
Series 2024-A, Class A3
4.95%, 7/14/31 (1) 55,000 56
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 45,426 46
Nissan Auto Receivables Owner Trust
Series 2025-A, Class B
4.79%, 10/15/31  15,000 15
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 5.558%, 11/13/31 (1) 160,315 160
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 13,146 13
RR 34
Series 2024-34RA, Class A2AR, CLO, FRN
3M TSFR + 1.70%, 5.956%, 10/15/39 (1) 250,000 251

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  12,233 12
Santander Drive Auto Receivables Trust
Series 2022-2, Class C
3.76%, 7/16/29  40,000 40
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  14,715 15
Santander Drive Auto Receivables Trust
Series 2025-1, Class A3
4.74%, 1/16/29  20,000 20
Santander Drive Auto Receivables Trust
Series 2025-1, Class B
4.88%, 3/17/31  45,000 46
Securitized Term Auto Receivables Trust
Series 2025-B, Class B
4.925%, 12/29/32 (1) 20,000 20
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4
4.94%, 1/21/31 (1) 10,000 10
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 10,000 10
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 30,000 31
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 10,000 10
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.832%, 4/25/37 (1) 250,000 251
SMB Private Education Loan Trust
Series 2018-A, Class A2A
3.50%, 2/15/36 (1) 15,751 16
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (1) 16,669 16
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 63,724 62
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 5.456%, 10/15/31 (1) 170,745 171
Synchrony Card Issuance Trust
Series 2025-A1, Class A
4.78%, 2/15/31  45,000 46
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 99,807 100
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 84,439 86
Verizon Master Trust
Series 2023-1, Class C
4.98%, 1/22/29  20,000 20
Total Asset-Backed Securities (Cost
$3,394) 3,413
Shares/Par $ Value
(Cost and value in $000s)
‡
BOND FUNDS
 13.9%
T. Rowe Price Emerging Markets Bond
Fund - I Class, 6.06% (2)(3) 822,629 7,659
T. Rowe Price Inflation Protected Bond
Fund - I Class, 5.47% (2)(3) 106,941 1,124
T. Rowe Price Institutional Floating Rate
Fund - Institutional Class, 7.17% (2)(3) 92,082 869
T. Rowe Price Institutional High Yield Fund
- Institutional Class, 6.58% (2)(3) 1,211,144 9,616
T. Rowe Price International Bond Fund
(USD Hedged) - I Class, 3.90% (2)(3) 1,030,108 8,828
T. Rowe Price Limited Duration Inflation
Focused Bond Fund - I Class, 4.85% (2)(3) 190,744 912
Total Bond Funds (Cost $29,133) 29,008
COMMON STOCKS
 51.3%
COMMUNICATION SERVICES  4.0%
Diversified Telecommunication
Services  0.2%
BT Group (GBP)  83,163 221
KT (KRW)  4,018 166
387
Entertainment  0.8%
Atlanta Braves Holdings, Class C (4) 965 45
Liberty Media Corp-Liberty Live, Class
C (4) 2,571 209
Netflix (4) 872 1,168
Sea, ADR (4) 1,509 241
1,663
Interactive Media & Services  2.4%
Alphabet, Class A  2,854 503
Alphabet, Class C  11,552 2,049
Meta Platforms, Class A  2,920 2,155
Pinterest, Class A (4) 3,726 134
Reddit, Class A (4) 244 37
Tencent Holdings (HKD)  1,100 71
Vimeo (4) 3,289 13
4,962
Media  0.1%
Comcast, Class A  4,808 172
MNTN, Class A (4) 531 12
WPP (GBP)  15,263 107
291
Wireless Telecommunication
Services  0.5%
KDDI (JPY)  11,700 201
T-Mobile U.S.  3,174 756
957
Total Communication Services 8,260

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER DISCRETIONARY  5.3%
Automobile Components  0.2%
Autoliv, SDR (SEK)  1,550 174
Denso (JPY)  9,500 128
Dowlais Group (GBP)  33,072 30
Magna International  1,475 57
389
Automobiles  0.5%
Subaru (JPY)  5,200 90
Suzuki Motor (JPY)  10,700 129
Tesla (4) 1,690 537
Toyota Motor (JPY)  15,800 272
1,028
Broadline Retail  1.8%
Alibaba Group Holding (HKD)  4,064 57
Amazon.com (4) 14,341 3,146
Global-e Online (4) 824 28
Isetan Mitsukoshi Holdings (JPY)  9,700 148
Next (GBP)  1,388 237
Ollie's Bargain Outlet Holdings (4) 17 2
Savers Value Village (4) 3,309 34
3,652
Diversified Consumer Services  0.0%
Bright Horizons Family Solutions (4) 236 29
Duolingo (4) 18 8
Frontdoor (4) 411 24
61
Hotels, Restaurants & Leisure  0.9%
Amadeus IT Group (EUR) (5) 2,267 192
Booking Holdings  75 434
Cava Group (4) 8 1
Chipotle Mexican Grill (4) 3,347 188
Compass Group (GBP)  9,293 315
DoorDash, Class A (4) 512 126
Dutch Bros, Class A (4) 611 42
Life Time Group Holdings (4) 536 16
McDonald's  1,159 339
Planet Fitness, Class A (4) 1,078 118
Red Rock Resorts, Class A  620 32
Sportradar Group, Class A (4) 1,299 36
Wingstop  172 58
Wyndham Hotels & Resorts  399 32
1,929
Household Durables  0.3%
Champion Homes (4) 354 22
Installed Building Products  194 35
Panasonic Holdings (JPY)  14,300 153
Persimmon (GBP)  4,902 87
Sony Group (JPY)  13,500 351
648
Shares/Par $ Value
(Cost and value in $000s)
‡
Leisure Products  0.0%
Peloton Interactive, Class A (4) 4,764 33
33
Specialty Retail  1.4%
AutoZone (4) 86 319
Burlington Stores (4) 143 33
Carvana (4) 2,132 718
Floor & Decor Holdings, Class A (4) 259 20
Home Depot  856 314
Kingfisher (GBP)  46,742 187
Lowe's  1,213 269
O'Reilly Automotive (4) 2,130 192
Ross Stores  2,568 327
TJX  2,557 316
Tractor Supply  2,408 127
Ulta Beauty (4) 397 186
3,008
Textiles, Apparel & Luxury Goods  0.2%
Asics (JPY)  2,900 74
Birkenstock Holding (4) 999 49
Kering (EUR)  527 115
Kontoor Brands  210 14
Moncler (EUR)  2,306 132
Samsonite Group (HKD)  30,300 56
440
Total Consumer Discretionary 11,188
CONSUMER STAPLES  2.5%
Beverages  0.3%
Coca-Cola  3,252 230
Diageo (GBP)  5,038 127
Heineken (EUR)  2,027 177
Primo Brands  32 1
535
Consumer Staples Distribution &
Retail  0.4%
Dollar Tree (4) 1,553 154
Grocery Outlet Holding (4) 2,710 33
Seven & i Holdings (JPY)  12,600 203
Walmart  4,296 420
810
Food Products  0.6%
Ajinomoto (JPY)  5,300 144
Farmers Business Network, Acquisition
Date: 11/3/17, Cost $10 (4)(6)(7) 538 —
Mondelez International, Class A  7,934 535
Nestle (CHF)  5,819 578
Post Holdings (4) 235 26
Simply Good Foods (4) 1,115 35
Wilmar International (SGD)  7,200 16
1,334
Household Products  0.6%
Colgate-Palmolive  5,410 492

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Procter & Gamble  4,907 782
1,274
Personal Care Products  0.6%
BellRing Brands (4) 382 22
Interparfums  290 38
Kenvue  19,117 400
L'Oreal (EUR)  461 198
Olaplex Holdings (4) 12,391 17
Puig Brands, Class B (EUR)  4,066 80
Unilever (GBP)  9,171 560
1,315
Total Consumer Staples 5,268
ENERGY  2.1%
Energy Equipment & Services  0.5%
Cactus, Class A  509 22
Kodiak Gas Services  424 15
Schlumberger  14,063 475
TechnipFMC  12,925 445
Weatherford International  907 46
1,003
Oil, Gas & Consumable Fuels  1.6%
Antero Resources (4) 25 1
Chevron  1,888 270
ConocoPhillips  6,500 583
Delek U.S. Holdings  764 16
Diamondback Energy  647 89
DT Midstream  49 5
Equinor (NOK)  10,751 272
Expand Energy  2,630 308
Exxon Mobil  1,476 159
Magnolia Oil & Gas, Class A  732 16
MEG Energy (CAD)  1,244 24
PBF Energy, Class A  1,157 25
Phillips 66  893 107
Range Resources  8,429 343
Shell, ADR  4,150 292
TotalEnergies (EUR)  6,307 386
Valero Energy  3,150 423
Viper Energy  1,554 59
3,378
Total Energy 4,381
FINANCIALS  9.5%
Banks  3.3%
ANZ Group Holdings (AUD)  7,279 140
Banc of California  3,564 50
Banco Santander (EUR)  28,126 233
Bank of America  6,642 314
Barclays (GBP)  35,048 162
Blue Foundry Bancorp (4) 755 7
Cadence Bank  1,686 54
Citigroup  1,713 146
Columbia Banking System  2,173 51
Shares/Par $ Value
(Cost and value in $000s)
‡
CRB Group, Acquisition Date: 4/14/22,
Cost $2 (4)(6)(7) 23 1
DBS Group Holdings (SGD)  5,422 191
Dime Community Bancshares  1,310 35
DNB Bank (NOK)  10,560 292
Dogwood State Bank (4) 587 9
East West Bancorp  864 87
Eastern Bankshares  2,005 31
Equity Bancshares, Class A  796 33
Erste Group Bank (EUR)  1,447 123
FB Financial  813 37
Five Star Bancorp  1,034 30
Flagstar Financial  1,056 11
Grasshopper Bancorp, Acquisition Date:
10/12/18 - 5/2/19, Cost $5 (4)(6)(7) 528 2
Grasshopper Bancorp, Warrants, 10/12/28,
Acquisition Date: 10/12/18, Cost $— (4)
(6)(7) 104 —
HarborOne Bancorp  1,419 17
HDFC Bank (INR)  7,468 174
Home BancShares  1,148 33
Huntington Bancshares  9,969 167
ING Groep (EUR)  13,370 293
Intesa Sanpaolo (EUR)  31,129 179
JPMorgan Chase  4,817 1,397
Kearny Financial  1,474 10
KeyCorp  10,676 186
Live Oak Bancshares  1,162 35
Lloyds Banking Group (GBP)  207,544 218
Mitsubishi UFJ Financial Group (JPY)  22,400 305
National Bank of Canada (CAD) (5) 2,184 225
Origin Bancorp  676 24
Pinnacle Financial Partners  659 73
Popular  240 26
Prosperity Bancshares  717 50
Renasant  1,367 49
Skandinaviska Enskilda Banken, Class A
(SEK)  10,295 179
Societe Generale (EUR)  4,002 229
SouthState  817 75
Standard Chartered (GBP)  13,085 217
Sumitomo Mitsui Trust Group (JPY)  4,570 122
Texas Capital Bancshares (4) 682 54
UniCredit (EUR)  4,082 274
United Overseas Bank (SGD)  7,900 224
Western Alliance Bancorp  672 52
6,926
Capital Markets  1.7%
Bridgepoint Group (GBP)  20,997 90
Brookfield (CAD)  3,234 200
Cboe Global Markets  411 96
Charles Schwab  7,758 708
CME Group  452 125
CVC Capital Partners (EUR)  5,363 110
Etoro Group, Class A (4) 414 28
Goldman Sachs Group  749 530

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Hamilton Lane, Class A  539 77
iCapital, Acquisition Date: 3/10/25 -
4/17/25, Cost $14 (4)(6)(7) 1,016 14
Intercontinental Exchange  2,282 419
Julius Baer Group (CHF)  1,813 123
Macquarie Group (AUD)  1,180 177
Morgan Stanley  710 100
PJT Partners, Class A  229 38
S&P Global  541 285
StepStone Group, Class A  802 44
Stifel Financial  100 10
TMX Group (CAD)  2,310 98
Tradeweb Markets, Class A  1,170 171
3,443
Consumer Finance  0.3%
American Express  1,577 503
Capital One Financial  460 98
Encore Capital Group (4) 625 24
625
Financial Services  1.8%
Adyen (EUR) (4) 76 140
Berkshire Hathaway, Class B (4) 1,624 789
Corebridge Financial  5,681 202
Corpay (4) 429 142
Edenred (EUR)  1,839 57
Fiserv (4) 1,671 288
Marqeta, Class A (4) 10,017 58
Mastercard, Class A  984 553
PennyMac Financial Services  1,115 111
Toast, Class A (4) 15 1
Visa, Class A  4,268 1,515
3,856
Insurance  2.3%
Admiral Group (GBP)  2,776 125
AIA Group (HKD)  18,000 163
Allstate  3,343 673
Aviva (GBP)  16,050 136
AXA (EUR)  6,038 296
Baldwin Insurance Group (4) 1,081 46
Chubb  1,271 368
Definity Financial (CAD)  3,430 200
Definity Financial, Acquisition Date:
5/28/25, Cost $10 (CAD) (4)(7) 204 11
Goosehead Insurance, Class A  415 44
Great-West Lifeco (CAD)  3,921 149
Mandatum (EUR)  14,832 97
Marsh & McLennan  1,188 260
MetLife  717 58
Muenchener Rueckversicherungs-
Gesellschaft (EUR)  671 436
Palomar Holdings (4) 104 16
Progressive  1,018 272
RLI  634 46
Root, Class A (4) 262 34
Shares/Par $ Value
(Cost and value in $000s)
‡
Sampo, Class A (EUR)  19,975 215
Storebrand (NOK)  10,792 153
Tokio Marine Holdings (JPY)  9,300 394
Travelers  1,863 498
TWFG (4) 920 32
White Mountains Insurance Group  26 47
4,769
Mortgage Real Estate Investment
Trusts  0.1%
Annaly Capital Management, REIT  6,432 121
121
Total Financials 19,740
HEALTH CARE  5.5%
Biotechnology  0.7%
ADMA Biologics (4) 902 16
Arcellx (4) 612 40
Argenx, ADR (4) 219 121
Ascendis Pharma, ADR (4) 309 53
Avidity Biosciences (4) 446 13
Black Diamond Therapeutics (4) 2,882 7
Caris Life Sciences (4) 533 14
Caris Life Sciences, Acquisition Date:
8/14/20 - 5/11/21, Cost $12 (4)(7) 822 22
Crinetics Pharmaceuticals (4) 355 10
Cytokinetics (4) 2,083 69
Denali Therapeutics (4) 1,234 17
Erasca (4) 3,949 5
Gilead Sciences  4,698 521
Immatics (4) 4,618 25
Immunocore Holdings, ADR (4) 2,501 79
Immunome (4) 3,640 34
Immunovant (4) 3,038 49
Ionis Pharmaceuticals (4) 1,276 50
Merus (4) 200 11
Metsera (4) 592 17
Metsera, Acquisition Date: 11/12/24,
Cost $7 (4)(7) 617 18
Nurix Therapeutics (4) 655 8
Nuvalent, Class A (4) 592 45
Prime Medicine (4) 138 —
Revolution Medicines (4) 849 31
Vaxcyte (4) 475 15
Vertex Pharmaceuticals (4) 364 162
1,452
Health Care Equipment & Supplies  1.2%
Abbott Laboratories  2,216 302
Alcon (CHF)  1,373 122
Alcon  2,290 202
Becton Dickinson & Company  1,050 181
EssilorLuxottica (EUR)  565 155
Haemonetics (4) 376 28
Intuitive Surgical (4) 647 352
Kestra Medical Technologies, Acquisition
Date: 7/15/24 - 3/6/25, Cost $7 (4)(7) 614 10

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Koninklijke Philips (EUR)  8,005 192
Lantheus Holdings (4) 380 31
Masimo (4) 897 151
Outset Medical (4) 878 17
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $15 (4)(6)(7) 3,864 1
Penumbra (4) 5 1
PROCEPT BioRobotics (4) 714 41
QuidelOrtho (4) 1,778 51
Siemens Healthineers (EUR)  4,113 228
Sonova Holding (CHF)  230 69
Stryker  740 293
Sysmex (JPY)  4,100 71
2,498
Health Care Providers & Services  1.5%
Alignment Healthcare (4) 4,747 67
BrightSpring Health Services (4) 1,538 36
Cencora  1,854 556
Cigna Group  653 216
Concentra Group Holdings Parent  1,555 32
Elevance Health  887 345
GeneDx Holdings (4) 559 52
HCA Healthcare  405 155
HealthEquity (4) 326 34
Molina Healthcare (4) 802 239
NeoGenomics (4) 1,413 10
Oscar Health, Class A (4) 4,347 93
Quest Diagnostics  1,898 341
RadNet (4) 750 43
Tenet Healthcare (4) 1,655 291
UnitedHealth Group  2,240 699
3,209
Health Care Technology  0.0%
Doximity, Class A (4) 42 3
3
Life Sciences Tools & Services  0.5%
Avantor (4) 2,474 33
BioLife Solutions (4) 2,290 49
Bio-Techne  631 33
Bruker  857 35
Danaher  1,066 211
Mettler-Toledo International (4) 140 165
Repligen (4) 265 33
Revvity  2,443 236
Sotera Health (4) 3,233 36
Stevanato Group  1,390 34
Thermo Fisher Scientific  264 107
972
Pharmaceuticals  1.6%
AstraZeneca, ADR  9,998 699
Axsome Therapeutics (4) 142 15
Chugai Pharmaceutical (JPY)  3,900 204
Corcept Therapeutics (4) 307 22
Elanco Animal Health (4) 4,038 58
Shares/Par $ Value
(Cost and value in $000s)
‡
Eli Lilly  1,164 907
Novartis (CHF)  2,782 338
Novo Nordisk, Class B (DKK) (5) 3,755 260
Perrigo  579 15
Roche Holding (CHF)  1,293 422
Sanofi (EUR)  3,038 294
3,234
Total Health Care 11,368
INDUSTRIALS & BUSINESS
SERVICES  6.7%
Aerospace & Defense  1.2%
General Electric  3,935 1,013
Karman Holdings (4) 715 36
L3Harris Technologies  770 193
Leonardo DRS  721 33
Loar Holdings (4) 552 47
Melrose Industries (GBP)  31,020 226
Mercury Systems (4) 256 14
Northrop Grumman  318 159
Rheinmetall (EUR)  73 155
Safran (EUR)  1,076 351
Thales (EUR)  348 103
TransDigm Group  46 70
2,400
Building Products  0.1%
AZZ  808 77
CSW Industrials  65 19
Kingspan Group (EUR)  848 72
Owens Corning  715 98
Simpson Manufacturing  64 10
276
Commercial Services & Supplies  0.5%
ACV Auctions, Class A (4) 591 10
Casella Waste Systems, Class A (4) 281 32
Cintas  282 63
Element Fleet Management (CAD)  9,698 243
MSA Safety  212 35
Republic Services  1,729 426
Tetra Tech  18 1
Veralto  144 14
VSE  1,058 139
963
Construction & Engineering  0.2%
API Group (4) 2,490 127
Arcosa  387 34
Shimizu (JPY)  7,900 88
Worley (AUD)  8,084 70
319
Electrical Equipment  0.9%
ABB (CHF)  4,923 295
AMETEK  3,412 618
GE Vernova  261 138
Legrand (EUR)  1,298 174

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Mitsubishi Electric (JPY)  13,300 286
Prysmian (EUR)  3,944 279
Rockwell Automation  219 73
Thermon Group Holdings (4) 533 15
1,878
Ground Transportation  0.7%
Norfolk Southern  2,323 595
Old Dominion Freight Line  2,576 418
RXO (4) 1,451 23
Saia (4) 235 64
Union Pacific  1,337 308
1,408
Industrial Conglomerates  0.6%
DCC (GBP)  1,698 110
Roper Technologies  213 121
Siemens (EUR)  3,374 866
SK Square (KRW) (4) 557 75
1,172
Machinery  1.5%
Atmus Filtration Technologies  880 32
Crane  174 33
Deere  1,378 701
Enerpac Tool Group  602 24
Enpro  275 53
Esab  920 111
ESCO Technologies  186 36
Federal Signal  532 56
Graco  608 52
Hillman Solutions (4) 2,086 15
Ingersoll Rand  2,275 189
ITT  65 10
KION Group (EUR)  2,024 113
Parker-Hannifin  903 631
Pentair  933 96
RBC Bearings (4) 327 126
Sandvik (SEK)  7,615 175
SMC (JPY)  200 72
Spirax Group (GBP)  515 42
SPX Technologies (4) 221 37
Weir Group (GBP)  525 18
Westinghouse Air Brake Technologies  2,045 428
Xylem  621 80
3,130
Passenger Airlines  0.0%
Ryanair Holdings, ADR  1,900 110
110
Professional Services  0.5%
Booz Allen Hamilton Holding  1,135 118
Broadridge Financial Solutions  797 194
Checkr, Acquisition Date: 6/29/18 - 12/2/19,
Cost $4 (4)(6)(7) 594 4
Equifax  1,025 266
Parsons (4) 1,069 77
Shares/Par $ Value
(Cost and value in $000s)
‡
Paylocity Holding (4) 181 33
Recruit Holdings (JPY)  2,200 129
TechnoPro Holdings (JPY)  5,100 148
Teleperformance (EUR)  581 56
1,025
Trading Companies & Distributors  0.5%
AerCap Holdings  1,277 149
Ashtead Group (GBP)  768 49
Bunzl (GBP)  3,781 120
Custom Truck One Source (4) 2,430 12
Diploma (GBP)  492 33
Ferguson Enterprises  600 131
FTAI Aviation  275 32
McGrath RentCorp  298 35
Mitsubishi (JPY)  5,400 108
QXO (4) 1,959 42
Rush Enterprises, Class A  614 32
SiteOne Landscape Supply (4) 831 100
Sumitomo (JPY)  8,200 212
1,055
Total Industrials & Business Services 13,736
INFORMATION TECHNOLOGY  11.3%
Communications Equipment  0.1%
Telefonaktiebolaget LM Ericsson, Class B
(SEK)  18,613 159
159
Electronic Equipment, Instruments &
Components  0.9%
CTS  644 27
Hamamatsu Photonics (JPY)  4,900 60
Keysight Technologies (4) 4,300 705
Mirion Technologies (4) 7,000 151
Murata Manufacturing (JPY)  4,600 68
Novanta (4) 241 31
PAR Technology (4) 1,386 96
TE Connectivity  2,806 473
Teledyne Technologies (4) 431 221
1,832
IT Services  0.4%
Accenture, Class A  1,112 332
Globant (4) 228 21
NEC (JPY)  6,100 178
Nomura Research Institute (JPY)  4,200 168
Shopify, Class A (4) 1,552 179
878
Semiconductors & Semiconductor
Equipment  4.9%
Analog Devices  2,032 484
ASML Holding (EUR)  609 488
ASML Holding  245 196
BE Semiconductor Industries (EUR)  652 98
Broadcom  6,015 1,658
Entegris  419 34

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Intel  4,364 98
KLA  200 179
Lattice Semiconductor (4) 2,130 104
MACOM Technology Solutions Holdings (4) 324 46
Monolithic Power Systems  144 105
NVIDIA  30,047 4,747
NXP Semiconductors  909 199
Renesas Electronics (JPY)  6,900 85
Taiwan Semiconductor Manufacturing
(TWD)  18,219 666
Taiwan Semiconductor Manufacturing, ADR  1,461 331
Texas Instruments  2,332 484
Tokyo Electron (JPY)  1,000 192
10,194
Software  3.7%
Alkami Technology (4) 319 10
Amplitude, Class A (4) 4,743 59
Aurora Innovation (4) 6,024 31
Canva, Acquisition Date: 8/16/21 -
12/17/21, Cost $34 (4)(6)(7) 20 29
CCC Intelligent Solutions Holdings (4) 1,180 11
Confluent, Class A (4) 667 17
Crowdstrike Holdings, Class A (4) 190 97
Datadog, Class A (4) 260 35
Descartes Systems Group (4) 953 97
Fair Isaac (4) 95 174
Gusto, Acquisition Date: 10/4/21,
Cost $10 (4)(6)(7) 364 9
I3 Verticals, Class A (4) 1,042 29
Intapp (4) 637 33
Intuit  219 172
JFrog (4) 765 34
Microsoft  10,788 5,366
nCino (4) 1,185 33
Onestream (4) 2,154 61
Palantir Technologies, Class A (4) 260 35
Salesforce  715 195
SAP (EUR)  1,727 528
ServiceNow (4) 474 487
Synopsys (4) 363 186
Workiva (4) 659 45
7,773
Technology Hardware, Storage &
Peripherals  1.3%
Apple  12,562 2,577
IonQ (4) 66 3
Samsung Electronics (KRW)  4,278 189
2,769
Total Information Technology 23,605
MATERIALS  2.2%
Chemicals  1.2%
Air Liquide (EUR)  1,270 262
Akzo Nobel (EUR)  1,768 124
BASF (EUR)  2,298 114
Shares/Par $ Value
(Cost and value in $000s)
‡
Covestro (EUR) (4) 1,826 130
Element Solutions  2,407 54
HB Fuller  212 13
Johnson Matthey (GBP)  2,289 55
Linde  1,555 729
PPG Industries  1,084 123
Sherwin-Williams  1,946 668
Shin-Etsu Chemical (JPY)  5,500 182
2,454
Construction Materials  0.1%
Amrize (CHF) (4) 1,137 57
Holcim (CHF)  1,137 84
Knife River (4) 598 49
190
Containers & Packaging  0.4%
Ball  2,932 165
International Paper  11,603 543
Packaging Corp. of America  993 187
895
Metals & Mining  0.4%
Alamos Gold, Class A (CAD)  37 1
Antofagasta (GBP)  7,505 187
BHP Group (AUD)  3,514 85
BHP Group (GBP) (5) 4,785 115
Capstone Copper (CAD) (4) 5,704 35
Constellium (4) 2,534 34
Franco-Nevada  208 34
Freeport-McMoRan  3,096 134
OR Royalties  4,271 110
Royal Gold  13 2
Steel Dynamics  1,105 141
Warrior Met Coal  709 32
910
Paper & Forest Products  0.1%
Louisiana-Pacific  368 32
Stora Enso, Class R (EUR)  8,336 90
122
Total Materials 4,571
REAL ESTATE  0.8%
Health Care Real Estate Investment
Trusts  0.1%
Welltower, REIT  1,840 283
283
Hotel & Resort Real Estate Investment
Trusts  0.0%
Ryman Hospitality Properties, REIT  231 23
23
Industrial Real Estate Investment
Trusts  0.1%
EastGroup Properties, REIT  263 44
Segro (GBP)  7,615 71

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Terreno Realty, REIT  886 50
165
Real Estate Management &
Development  0.2%
Colliers International Group  382 50
FirstService  280 49
Landbridge, Class A  637 43
Mitsui Fudosan (JPY)  22,200 215
Redfin (4) 3,196 35
392
Residential Real Estate Investment
Trusts  0.1%
AvalonBay Communities, REIT  229 46
Essex Property Trust, REIT  516 146
Flagship Communities REIT, REIT  1,484 27
Independence Realty Trust, REIT  3,200 57
UNITE Group (GBP)  1,863 22
298
Retail Real Estate Investment
Trusts  0.1%
Curbline Properties, REIT  2,711 62
Macerich, REIT  979 16
Scentre Group (AUD)  67,961 159
237
Specialized Real Estate Investment
Trusts  0.2%
CubeSmart, REIT  2,160 92
Public Storage, REIT  745 218
VICI Properties, REIT  3,618 118
428
Total Real Estate 1,826
UTILITIES  1.2%
Electric Utilities  0.4%
Constellation Energy  639 206
Hawaiian Electric Industries (4) 3,202 34
IDACORP  513 59
OGE Energy  1,335 60
Southern  850 78
TXNM Energy  972 55
Xcel Energy  4,937 336
828
Gas Utilities  0.2%
Atmos Energy  2,190 338
Chesapeake Utilities  658 79
417
Independent Power & Renewable
Electricity Producers  0.0%
Electric Power Development (JPY)  3,600 61
61
Multi-Utilities  0.5%
Ameren  4,710 452
Engie (EUR)  10,383 244
Shares/Par $ Value
(Cost and value in $000s)
‡
National Grid (GBP)  18,601 273
969
Water Utilities  0.1%
American Water Works  825 115
California Water Service Group  831 38
Middlesex Water  428 23
176
Total Utilities 2,451
Total Miscellaneous Common
Stocks  0.2% (8) 347
Total Common Stocks (Cost $58,215) 106,741
CONVERTIBLE PREFERRED STOCKS
 0.1%
CONSUMER DISCRETIONARY  0.0%
Specialty Retail  0.0%
1661, Series F, Acquisition Date: 5/28/21,
Cost $10 (4)(6)(7) 1,674 2
Total Consumer Discretionary 2
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D,
Acquisition Date: 11/3/17, Cost $4 (4)(6)(7) 195 —
Total Consumer Staples —
FINANCIALS  0.0%
Banks  0.0%
CRB Group, Series D, Acquisition Date:
1/28/22, Cost $8 (4)(6)(7) 81 5
Total Financials 5
HEALTH CARE  0.0%
Health Care Equipment & Supplies  0.0%
Kardium, Series D-6, Acquisition Date:
1/8/21, Cost $6 (4)(6)(7) 5,305 5
Kardium, Series D-7, Acquisition Date:
6/9/25, Cost $5 (4)(6)(7) 10,930 7
Kardium, Series D-8, Acquisition Date:
6/6/25, Cost $5 (4)(6)(7) 8,122 5
17
Health Care Providers & Services  0.0%
Honor Technology, Series D, Acquisition
Date: 10/16/20, Cost $10 (4)(6)(7) 4,107 5
5
Life Sciences Tools & Services  0.0%
Cleerly, Series C, Acquisition Date: 7/8/22,
Cost $5 (4)(6)(7) 413 5
Manus Bio, Series One-6, Acquisition Date:
3/30/21, Cost $6 (4)(6)(7) 535 2
National Resilience, Series B, Acquisition
Date: 10/23/20, Cost $7 (4)(6)(7) 524 8

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
National Resilience, Series C, Acquisition
Date: 6/9/21, Cost $10 (4)(6)(7) 237 4
19
Total Health Care 41
INDUSTRIALS & BUSINESS
SERVICES  0.0%
Aerospace & Defense  0.0%
ABL Space Systems, Series A-8,
Acquisition Date: 3/24/21, Cost $6 (4)(6)(7) 142 —
Epirus, Series C-2, Acquisition Date:
1/28/22, Cost $11 (4)(6)(7) 1,914 6
Epirus, Series D, Acquisition Date: 1/21/25,
Cost $1 (4)(6)(7) 467 1
7
Air Freight & Logistics  0.0%
Flexe, Series C, Acquisition Date: 11/18/20,
Cost $5 (4)(6)(7) 445 2
Flexe, Series D, Acquisition Date: 4/7/22,
Cost $3 (4)(6)(7) 138 1
3
Electrical Equipment  0.0%
CELLINK, Series D, Acquisition Date:
1/20/22, Cost $5 (4)(6)(7) 252 —
—
Professional Services  0.0%
Checkr, Series C, Acquisition Date:
4/10/18, Cost $4 (4)(6)(7) 900 6
Checkr, Series D, Acquisition Date: 9/6/19,
Cost $12 (4)(6)(7) 1,200 7
13
Total Industrials & Business Services 23
INFORMATION TECHNOLOGY  0.1%
IT Services  0.0%
Haul Hub, Series B, Acquisition Date:
2/14/20 - 3/3/21, Cost $4 (4)(6)(7) 303 1
Haul Hub, Series C, Acquisition Date:
4/14/22, Cost $2 (4)(6)(7) 90 —
1
Semiconductors & Semiconductor
Equipment  0.0%
Lightmatter, Series D, Acquisition Date:
10/11/24, Cost $10 (4)(6)(7) 120 9
9
Software  0.1%
Databricks, Series G, Acquisition Date:
2/1/21, Cost $12 (4)(6)(7) 192 18
Databricks, Series H, Acquisition Date:
8/31/21, Cost $30 (4)(6)(7) 411 38
Databricks, Series I, Acquisition Date:
9/14/23, Cost $4 (4)(6)(7) 51 5
Gusto, Series E, Acquisition Date: 7/13/21,
Cost $15 (4)(6)(7) 504 13
Nuro, Series C, Acquisition Date: 10/30/20
- 3/2/21, Cost $12 (4)(6)(7) 921 12
Shares/Par $ Value
(Cost and value in $000s)
‡
Nuro, Series D, Acquisition Date: 10/29/21,
Cost $5 (4)(6)(7) 242 3
SecurityScorecard, Series E, Acquisition
Date: 3/5/21, Cost $5 (4)(6)(7) 1,032 3
92
Total Information Technology 102
MATERIALS  0.0%
Chemicals  0.0%
Redwood Materials, Series C, Acquisition
Date: 5/28/21, Cost $6 (4)(6)(7) 135 8
Sila Nano, Series F, Acquisition Date:
1/7/21, Cost $10 (4)(6)(7) 228 4
12
Metals & Mining  0.0%
Kobold Metals, Series B-1, Acquisition
Date: 1/10/22, Cost $6 (4)(6)(7) 201 17
Kobold Metals, Series C-1, Acquisition
Date: 9/20/24, Cost $9 (4)(6)(7) 111 9
26
Total Materials 38
Total Convertible Preferred Stocks (Cost
$253) 211
CORPORATE BONDS
 5.4%
3M, 4.80%, 3/15/30  50,000 51
3M, 5.15%, 3/15/35  50,000 51
AbbVie, 5.05%, 3/15/34  145,000 147
AEP Transmission, 5.375%, 6/15/35  10,000 10
AES, 5.80%, 3/15/32  50,000 51
AGCO, 5.80%, 3/21/34  10,000 10
Alexandria Real Estate Equities, 5.25%,
5/15/36  5,000 5
Amcor Flexibles North America, 4.80%,
3/17/28 (1) 20,000 20
Amcor Flexibles North America, 5.10%,
3/17/30 (1) 10,000 10
American Express, VR, 5.016%,
4/25/31 (9) 50,000 51
American Express, VR, 5.667%,
4/25/36 (9) 20,000 21
American Homes 4 Rent, 5.25%, 3/15/35  10,000 10
American Medical Systems Europe, 3.00%,
3/8/31 (EUR)  100,000 118
Amrize Finance U.S., 4.70%, 4/7/28 (1) 20,000 20
Amrize Finance U.S., 4.95%, 4/7/30 (1) 20,000 20
Anheuser-Busch InBev Worldwide, 5.55%,
1/23/49  62,000 61
APA Infrastructure, 5.125%, 9/16/34 (1) 10,000 10
APA Infrastructure, 5.75%, 9/16/44 (1) 10,000 10
Appalachian Power, 5.65%, 4/1/34  10,000 10
AppLovin, 5.375%, 12/1/31  15,000 15
Ares Strategic Income Fund, 5.45%,
9/9/28 (1) 15,000 15
Arthur J Gallagher, 4.85%, 12/15/29  10,000 10

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Arthur J Gallagher, 5.00%, 2/15/32  5,000 5
Aspen Insurance Holdings, 5.75%, 7/1/30  20,000 20
Astrazeneca Finance, 5.00%, 2/26/34  34,000 35
Athene Global Funding, 5.526%,
7/11/31 (1) 50,000 51
Atlassian, 5.25%, 5/15/29  10,000 10
Autostrade per l'Italia, 2.00%, 12/4/28
(EUR)  100,000 114
Baltimore Gas & Electric, 5.45%, 6/1/35  15,000 15
Bank of America, VR, 1.898%, 7/23/31 (9) 220,000 193
Bank of America, VR, 5.518%, 10/25/35 (9) 65,000 65
Bank of America, VR, 5.819%, 9/15/29 (9) 59,000 61
BAT Capital, 5.35%, 8/15/32  50,000 51
Boeing, 3.75%, 2/1/50  30,000 21
Boeing, 5.705%, 5/1/40  25,000 25
Boeing, 6.388%, 5/1/31  25,000 27
Boeing, 6.528%, 5/1/34  19,000 21
Boeing, 6.858%, 5/1/54  74,000 81
Bon Secours Mercy Health, 3.464%, 6/1/30  15,000 14
Booz Allen Hamilton, 5.95%, 8/4/33  26,000 27
Booz Allen Hamilton, 5.95%, 4/15/35  25,000 25
Boston Gas, 6.119%, 7/20/53 (1) 15,000 15
Brixmor Operating Partnership, 3.90%,
3/15/27  35,000 35
Brixmor Operating Partnership, 4.125%,
5/15/29  33,000 32
Brixmor Operating Partnership, 5.20%,
4/1/32  10,000 10
Broadcom, 4.35%, 2/15/30  60,000 60
Broadcom, 4.55%, 2/15/32  25,000 25
Broadcom, 5.15%, 11/15/31  35,000 36
Burlington Northern Santa Fe, 5.50%,
3/15/55  40,000 40
CaixaBank, VR, 4.885%, 7/3/31 (1)(9) 200,000 200
CaixaBank, VR, 6.84%, 9/13/34 (1)(9) 200,000 220
Capital One Financial, VR, 5.70%,
2/1/30 (9) 9,000 9
Capital One Financial, VR, 7.624%,
10/30/31 (9) 5,000 6
Carvana, 9.00%, 12/1/28, (9.00% Cash or
12.00% PIK) (1)(10) 10,568 11
Carvana, 9.00%, 6/1/30, (11.00% Cash or
13.00% PIK) (1)(10) 19,176 20
Carvana, 9.00%, 6/1/31, (14.00% PIK) (1)
(10) 24,357 29
CBRE Services, 4.80%, 6/15/30  15,000 15
Celanese U.S. Holdings, 6.58%, 7/15/29  11,000 11
Celanese U.S. Holdings, 6.629%, 7/15/32  35,000 37
Celanese U.S. Holdings, 7.05%, 11/15/30  14,000 15
Cellnex Telecom, 1.75%, 10/23/30 (EUR)  100,000 110
Centene, 4.25%, 12/15/27  10,000 10
Centene, 4.625%, 12/15/29  53,000 51
Charter Communications Operating,
3.90%, 6/1/52  68,000 46
Charter Communications Operating,
6.55%, 6/1/34  11,000 12
Cheniere Energy, 5.65%, 4/15/34  40,000 41
Shares/Par $ Value
(Cost and value in $000s)
‡
Cheniere Energy Partners, 5.75%, 8/15/34  30,000 31
Chevron Phillips Chemical, 4.75%,
5/15/30 (1) 15,000 15
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 195,501 196
Citigroup, 4.45%, 9/29/27  10,000 10
Citigroup, VR, 5.827%, 2/13/35 (9) 58,000 59
Citigroup, VR, 6.02%, 1/24/36 (9) 45,000 46
CNO Global Funding, 4.95%, 9/9/29 (1) 10,000 10
Columbia Pipelines Holding, 5.681%,
1/15/34 (1) 40,000 40
Comcast, 2.887%, 11/1/51  70,000 43
Comcast, 3.90%, 3/1/38  60,000 52
Comcast, 5.65%, 6/1/54  60,000 58
CommonSpirit Health, 2.782%, 10/1/30  5,000 5
Constellation Brands, 4.80%, 5/1/30  5,000 5
Constellation Energy Generation, 5.75%,
3/15/54  15,000 15
Consumers Energy, 4.50%, 1/15/31  15,000 15
Consumers Energy, 5.05%, 5/15/35  5,000 5
Corebridge Financial, 3.85%, 4/5/29  10,000 10
Corebridge Financial, 3.90%, 4/5/32  45,000 42
Corebridge Global Funding, 5.20%,
1/12/29 (1) 10,000 10
Coterra Energy, 5.40%, 2/15/35  54,000 54
Coterra Energy, 5.60%, 3/15/34  11,000 11
Cox Communications, 5.70%, 6/15/33 (1) 20,000 20
Cox Communications, 5.80%, 12/15/53 (1) 30,000 27
Crown Castle, 5.80%, 3/1/34  25,000 26
CVS Health, 5.05%, 3/25/48  84,000 72
CVS Health, 5.625%, 2/21/53  45,000 41
CVS Health, VR, 6.75%, 12/10/54 (9) 2,000 2
CVS Health, VR, 7.00%, 3/10/55 (9) 15,000 15
Danske Bank, VR, 5.705%, 3/1/30 (1)(9) 200,000 207
Deere, 5.45%, 1/16/35  50,000 52
Delta Air Lines, 5.25%, 7/10/30  20,000 20
Diamondback Energy, 5.40%, 4/18/34  65,000 65
Diamondback Energy, 5.75%, 4/18/54  24,000 22
DTE Energy, 4.875%, 6/1/28  10,000 10
DTE Energy, 5.10%, 3/1/29  60,000 61
DTE Energy, 5.20%, 4/1/30  40,000 41
Element Fleet Management, 5.037%,
3/25/30 (1) 20,000 20
Elevance Health, 4.75%, 2/15/30  20,000 20
Elevance Health, 4.95%, 11/1/31  25,000 25
Elevance Health, 5.125%, 2/15/53  20,000 18
Enbridge, 5.55%, 6/20/35  25,000 26
Engie, 5.625%, 4/10/34 (1) 200,000 206
EOG Resources, 5.00%, 7/15/32  20,000 20
EOG Resources, 5.35%, 1/15/36  30,000 30
EOG Resources, 5.95%, 7/15/55  20,000 20
Equitable America Global Funding, 4.95%,
6/9/30 (1) 25,000 25
Eversource Energy, 5.85%, 4/15/31  35,000 37
Eversource Energy, 5.95%, 7/15/34  60,000 63
Expand Energy, 4.75%, 2/1/32  30,000 29
Expand Energy, 5.375%, 2/1/29  30,000 30

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Expand Energy, 5.375%, 3/15/30  30,000 30
Extra Space Storage, 5.40%, 6/15/35  35,000 35
Ferguson Enterprises, 5.00%, 10/3/34  5,000 5
First American Financial, 2.40%, 8/15/31  52,000 45
First American Financial, 5.45%, 9/30/34  48,000 47
FirstEnergy, 2.65%, 3/1/30  37,000 34
FirstEnergy, Series B, 2.25%, 9/1/30  7,000 6
FirstEnergy Transmission, 5.00%, 1/15/35  15,000 15
Ford Motor Credit, 5.80%, 3/5/27  200,000 200
Ford Motor Credit, 5.918%, 3/20/28  200,000 201
Fortitude Group Holdings, 6.25%,
4/1/30 (1) 25,000 26
Foundry JV Holdco, 6.15%, 1/25/32 (1) 200,000 210
Freeport-McMoRan, 4.25%, 3/1/30  21,000 20
Freeport-McMoRan, 4.375%, 8/1/28  24,000 24
Freeport-McMoRan, 4.625%, 8/1/30  9,000 9
Freeport-McMoRan, 5.00%, 9/1/27  5,000 5
Freeport-McMoRan, 5.45%, 3/15/43  20,000 19
GA Global Funding Trust, 5.40%,
1/13/30 (1) 150,000 154
General Dynamics, 4.95%, 8/15/35  6,000 6
General Motors Financial, 5.55%, 7/15/29  35,000 36
Goldman Sachs Group, VR, 4.482%,
8/23/28 (9) 20,000 20
Goldman Sachs Group, VR, 4.692%,
10/23/30 (9) 45,000 45
Goldman Sachs Group, VR, 5.016%,
10/23/35 (9) 45,000 44
Goldman Sachs Group, VR, 6.561%,
10/24/34 (9) 55,000 61
Golub Capital Private Credit Fund, 5.875%,
5/1/30  40,000 40
HA Sustainable Infrastructure Capital,
6.375%, 7/1/34  88,000 87
HCA, 2.375%, 7/15/31  20,000 17
HCA, 5.25%, 3/1/30  20,000 20
HCA, 5.45%, 9/15/34  25,000 25
Health Care Service Corp. A Mutual Legal
Reserve, 5.20%, 6/15/29 (1) 20,000 21
Health Care Service Corp. A Mutual Legal
Reserve, 5.45%, 6/15/34 (1) 25,000 25
Health Care Service Corp. A Mutual Legal
Reserve, 5.875%, 6/15/54 (1) 45,000 44
Healthcare Realty Holdings, 2.05%,
3/15/31  15,000 13
Healthcare Realty Holdings, 3.625%,
1/15/28  60,000 58
Heathrow Funding, 3.875%, 1/16/36 (EUR)  100,000 116
Hewlett Packard Enterprise, 4.55%,
10/15/29  9,000 9
Hexcel, 5.875%, 2/26/35  10,000 10
HF Sinclair, 5.75%, 1/15/31  40,000 41
HF Sinclair, 6.25%, 1/15/35  39,000 40
Home Depot, 4.95%, 6/25/34  45,000 45
Humana, 4.875%, 4/1/30  42,000 42
Humana, 5.55%, 5/1/35  45,000 45
Hyatt Hotels, 5.375%, 12/15/31  25,000 25
Shares/Par $ Value
(Cost and value in $000s)
‡
Hyundai Capital America, 4.55%,
9/26/29 (1) 30,000 30
Hyundai Capital America, 4.75%,
9/26/31 (1) 20,000 20
Hyundai Capital America, 5.40%, 1/8/31 (1) 10,000 10
Hyundai Capital America, 6.50%,
1/16/29 (1) 20,000 21
Imperial Brands Finance, 5.625%,
7/1/35 (1) 200,000 200
Indianapolis Power & Light, 5.70%,
4/1/54 (1) 15,000 15
Intel, 3.25%, 11/15/49  70,000 44
Interpublic Group, 4.65%, 10/1/28  20,000 20
Invitation Homes Operating Partnership,
5.45%, 8/15/30  21,000 22
IPALCO Enterprises, 5.75%, 4/1/34  25,000 25
IQVIA, 6.25%, 2/1/29  35,000 37
JPMorgan Chase, VR, 2.522%, 4/22/31 (9) 10,000 9
JPMorgan Chase, VR, 2.739%,
10/15/30 (9) 23,000 21
JPMorgan Chase, VR, 2.956%, 5/13/31 (9) 79,000 73
JPMorgan Chase, VR, 4.603%,
10/22/30 (9) 45,000 45
JPMorgan Chase, VR, 4.946%,
10/22/35 (9) 30,000 30
JPMorgan Chase, VR, 5.04%, 1/23/28 (9) 25,000 25
JPMorgan Chase, VR, 5.103%, 4/22/31 (9) 20,000 20
JPMorgan Chase, VR, 5.336%, 1/23/35 (9) 25,000 26
Kilroy Realty, 4.375%, 10/1/25  13,000 13
Kroger, 5.50%, 9/15/54  40,000 38
Las Vegas Sands, 3.50%, 8/18/26  25,000 25
LPL Holdings, 4.90%, 4/3/28  15,000 15
LPL Holdings, 5.20%, 3/15/30  32,000 33
Magna International, 5.875%, 6/1/35  5,000 5
Marriott International, 5.50%, 4/15/37  30,000 30
Mars, 4.75%, 4/20/33 (1) 45,000 45
Mars, 5.20%, 3/1/35 (1) 45,000 46
Mars, 5.65%, 5/1/45 (1) 30,000 30
Marvell Technology, 2.95%, 4/15/31  38,000 35
Marvell Technology, 4.75%, 7/15/30  5,000 5
Marvell Technology, 5.45%, 7/15/35  30,000 30
Minera Mexico, 5.625%, 2/12/32 (1) 200,000 204
Morgan Stanley, VR, 5.123%, 2/1/29 (9) 95,000 97
Morgan Stanley, VR, 5.173%, 1/16/30 (9) 40,000 41
Morgan Stanley, VR, 5.32%, 7/19/35 (9) 15,000 15
Morgan Stanley, VR, 5.664%, 4/17/36 (9) 20,000 21
Motorola Solutions, 5.40%, 4/15/34  20,000 20
Motorola Solutions, 5.55%, 8/15/35  45,000 46
MSCI, 4.00%, 11/15/29 (1) 10,000 10
National Fuel Gas, 5.50%, 3/15/30  15,000 15
Niagara Mohawk Power, 4.647%,
10/3/30 (1) 25,000 25
Niagara Mohawk Power, 5.664%,
1/17/54 (1) 25,000 24
Niagara Mohawk Power, 5.996%, 7/3/55 (1) 55,000 55
NiSource, 5.25%, 3/30/28  10,000 10
NiSource, 5.85%, 4/1/55  35,000 34

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
NRG Energy, 4.45%, 6/15/29 (1) 15,000 15
NXP, 3.125%, 2/15/42  47,000 33
NXP, 3.25%, 11/30/51  105,000 67
NXP, 3.40%, 5/1/30  53,000 50
NXP, 4.30%, 6/18/29  13,000 13
Occidental Petroleum, 6.375%, 9/1/28  10,000 10
Occidental Petroleum, 8.875%, 7/15/30  90,000 103
ONEOK, 6.05%, 9/1/33  51,000 53
Oracle, 3.60%, 4/1/50  36,000 25
Oracle, 3.95%, 3/25/51  38,000 28
Paychex, 5.10%, 4/15/30  20,000 20
Paychex, 5.60%, 4/15/35  15,000 16
PNC Financial Services Group, VR,
5.575%, 1/29/36 (9) 20,000 20
PSEG Power, 5.20%, 5/15/30 (1) 10,000 10
Public Service of Oklahoma, 5.45%,
1/15/36  55,000 55
Realty Income, 5.125%, 4/15/35  10,000 10
Regal Rexnord, 6.05%, 4/15/28  40,000 41
Regions Financial, VR, 5.722%, 6/6/30 (9) 20,000 21
Reinsurance Group of America, 6.00%,
9/15/33  56,000 59
Reinsurance Group of America, VR, 6.65%,
9/15/55 (9) 10,000 10
RenaissanceRe Holdings, 5.80%, 4/1/35  10,000 10
Revvity, 1.90%, 9/15/28  32,000 30
Revvity, 2.25%, 9/15/31  15,000 13
Rogers Communications, 3.80%, 3/15/32  25,000 23
Rogers Communications, 4.35%, 5/1/49  5,000 4
Rogers Communications, 5.00%, 2/15/29  44,000 45
Rogers Communications, 5.30%, 2/15/34  55,000 55
Ross Stores, 1.875%, 4/15/31  45,000 38
Sammons Financial Group Global Funding,
5.05%, 1/10/28 (1) 15,000 15
Sammons Financial Group Global Funding,
5.10%, 12/10/29 (1) 20,000 21
Santander Holdings USA, VR, 5.473%,
3/20/29 (9) 30,000 30
Sartorius Finance, 4.875%, 9/14/35 (EUR)  100,000 126
SBA Tower Trust, 1.84%, 4/15/27 (1) 50,000 48
SBA Tower Trust, 2.593%, 10/15/31 (1) 40,000 34
SBA Tower Trust, 4.831%, 10/15/29 (1) 55,000 55
Segro Capital, 1.875%, 3/23/30 (EUR)  100,000 111
Solventum, 5.40%, 3/1/29  40,000 41
Solventum, 5.60%, 3/23/34  35,000 36
Solventum, 5.90%, 4/30/54  67,000 67
South Bow USA Infrastructure Holdings,
5.026%, 10/1/29 (1) 30,000 30
Southern, 5.20%, 6/15/33  60,000 61
Southern, 5.70%, 3/15/34  50,000 52
Southern California Gas, 5.45%, 6/15/35  25,000 25
Sprint Capital, 6.875%, 11/15/28  45,000 48
Sprint Capital, 8.75%, 3/15/32  35,000 42
State Street, 4.834%, 4/24/30  15,000 15
Steel Dynamics, 5.25%, 5/15/35  30,000 30
Sutter Health, 5.164%, 8/15/33  15,000 15
Shares/Par $ Value
(Cost and value in $000s)
‡
Sutter Health, Series 2025, 5.213%,
8/15/32  25,000 26
Sutter Health, Series 2025, 5.537%,
8/15/35  30,000 31
Synopsys, 4.85%, 4/1/30  35,000 35
Synopsys, 5.70%, 4/1/55  30,000 30
T-Mobile USA, 3.50%, 4/15/31  35,000 33
Targa Resources, 5.55%, 8/15/35  10,000 10
Targa Resources, 5.65%, 2/15/36  15,000 15
Targa Resources, 6.125%, 5/15/55  8,000 8
Targa Resources, 6.15%, 3/1/29  16,000 17
Targa Resources Partners, 5.00%, 1/15/28  6,000 6
Targa Resources Partners, 5.50%, 3/1/30  57,000 58
Texas Instruments, 5.10%, 5/23/35  50,000 51
Time Warner Cable, 6.55%, 5/1/37  5,000 5
Time Warner Cable, 6.75%, 6/15/39  22,000 23
Time Warner Cable, 7.30%, 7/1/38  4,000 4
Time Warner Cable Enterprises, 8.375%,
7/15/33  22,000 26
TotalEnergies Capital International,
3.127%, 5/29/50  26,000 17
TotalEnergies Capital International,
3.461%, 7/12/49  19,000 14
Trans-Allegheny Interstate Line, 5.00%,
1/15/31 (1) 5,000 5
U.S. Bancorp, VR, 4.967%, 7/22/33 (9) 14,000 14
Uber Technologies, 4.30%, 1/15/30  55,000 55
Uber Technologies, 4.50%, 8/15/29 (1) 51,000 51
UnitedHealth Group, 4.50%, 4/15/33  40,000 39
UnitedHealth Group, 5.30%, 6/15/35  20,000 20
UnitedHealth Group, 5.875%, 2/15/53  32,000 32
UnitedHealth Group, 5.95%, 6/15/55  10,000 10
Valero Energy, 5.15%, 2/15/30  10,000 10
Var Energi, 5.50%, 5/4/29 (EUR)  100,000 126
Vistra Operations, 5.70%, 12/30/34 (1) 70,000 71
Vistra Operations, 6.00%, 4/15/34 (1) 15,000 16
Vistra Operations, 6.95%, 10/15/33 (1) 15,000 16
Wells Fargo, VR, 4.611%, 4/25/53 (9) 55,000 47
Williams, 5.30%, 9/30/35  25,000 25
Wintershall Dea Finance, 1.332%, 9/25/28
(EUR)  100,000 111
Total Corporate Bonds (Cost $11,086) 11,181
EQUITY FUNDS
 8.6%
T. Rowe Price Institutional Emerging
Markets Equity Fund (2) 276,916 9,617
T. Rowe Price Real Assets Fund - I
Class (2) 546,862 8,285
Total Equity Funds (Cost $14,350) 17,902
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES
 0.4%
Kingdom of Saudi Arabia, 5.125%,
1/13/28 (1) 200,000 204

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Ma'aden Sukuk, 5.25%, 2/13/30 (1) 200,000 204
Petroleos Mexicanos, 8.75%, 6/2/29  65,000 67
Republic of Bulgaria, Series 13Y, 4.125%,
5/7/38 (EUR)  50,000 60
Republic of Peru, 5.50%, 3/30/36  90,000 90
Republic of Peru, 6.20%, 6/30/55  50,000 50
Republic of Poland, Series 30Y, 5.50%,
3/18/54  25,000 23
United Mexican States, 5.85%, 7/2/32  200,000 203
Total Foreign Government Obligations &
Municipalities (Cost $883) 901
MUNICIPAL SECURITIES
 0.0%
California  0.0%
Los Angeles Dept. of Airports, Build
America, 6.582%, 5/15/39  10,000 11
11
Illinois  0.0%
Illinois, Build America, GO, 7.35%, 7/1/35  7,857 8
8
New York  0.0%
Metropolitan Transportation Auth., Build
America, 6.548%, 11/15/31  30,000 32
32
Total Municipal Securities (Cost $51) 51
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES
 0.8%
BANK5, Series 2024-5YR12, Class A3,
ARM, 5.902%, 12/15/57  20,000 21
BBCMS Mortgage Trust, Series 2019-
BWAY, Class D, ARM, 1M TSFR + 2.274%,
6.586%, 11/15/34 (1) 25,000 —
BINOM Securitization Trust, Series 2021-
INV1, Class A1, CMO, ARM, 2.034%,
6/25/56 (1) 51,443 47
BMO Mortgage Trust, Series 2024-5C5,
Class A3, 5.857%, 2/15/57  100,000 104
BX Commercial Mortgage Trust,
Series 2024-GPA3, Class A, ARM, 1M
TSFR + 1.293%, 5.605%, 12/15/39 (1) 46,886 47
BX Commercial Mortgage Trust,
Series 2024-MDHS, Class A, ARM, 1M
TSFR + 1.641%, 5.953%, 5/15/41 (1) 76,042 76
BX Trust, Series 2025-TAIL, Class A, ARM,
1M TSFR + 1.40%, 5.712%, 6/15/35 (1) 100,000 100
Commercial Mortgage Trust, Series 2016-
CR28, Class AHR, 3.651%, 2/10/49  23,950 24
CONE Trust, Series 2024-DFW1, Class
A, ARM, 1M TSFR + 1.642%, 5.953%,
8/15/41 (1) 45,000 45
Connecticut Avenue Securities Trust,
Series 2025-R02, Class 1A1, CMO, ARM,
SOFR30A + 1.00%, 5.306%, 2/25/45 (1) 9,838 10
Shares/Par $ Value
(Cost and value in $000s)
‡
Galton Funding Mortgage Trust,
Series 2018-1, Class A23, CMO, ARM,
3.50%, 11/25/57 (1) 3,996 4
Galton Funding Mortgage Trust,
Series 2018-2, Class A22, CMO, ARM,
4.00%, 10/25/58 (1) 2,850 3
GCAT Trust, Series 2025-NQM1, Class A1,
CMO, STEP, 5.373%, 11/25/69 (1) 97,262 97
HOMES Trust, Series 2025-NQM2, Class
A1, CMO, STEP, 5.425%, 2/25/70 (1) 98,083 98
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2018-WPT, Class
AFX, 4.248%, 7/5/33 (1) 20,000 19
JPMorgan Mortgage Trust, Series 2020-
5, Class B2, CMO, ARM, 3.565%,
12/25/50 (1) 22,142 19
JPMorgan Mortgage Trust, Series 2020-
INV1, Class A11, CMO, ARM, 1M TSFR +
0.944%, 5.264%, 8/25/50 (1) 4,995 5
JPMorgan Mortgage Trust, Series 2020-
INV1, Class A3, CMO, ARM, 3.50%,
8/25/50 (1) 6,660 6
JPMorgan Mortgage Trust, Series 2020-
LTV1, Class A15, CMO, ARM, 3.50%,
6/25/50 (1) 359 —
JPMorgan Mortgage Trust, Series 2020-
LTV1, Class A3, CMO, ARM, 3.50%,
6/25/50 (1) 719 1
JPMorgan Mortgage Trust, Series 2020-
LTV1, Class B1A, CMO, ARM, 3.255%,
6/25/50 (1) 26,881 23
MED Commercial Mortgage Trust,
Series 2024-MOB, Class A, ARM, 1M
TSFR + 1.592%, 5.903%, 5/15/41 (1) 100,000 100
MFA Trust, Series 2022-INV2, Class A1,
CMO, STEP, 4.95%, 7/25/57 (1) 73,355 73
New Residential Mortgage Loan Trust,
Series 2021-INV2, Class A4, CMO, ARM,
2.50%, 9/25/51 (1) 73,658 60
Real Estate Asset Liquidity Trust,
Series 2025-1A, Class A1, 3.93%, 1/12/60
(CAD) (1) 213,103 156
Santander Mortgage Asset Receivable
Trust, Series 2025-NQM2, Class A1, CMO,
STEP, 5.732%, 2/25/65 (1) 97,383 98
SDR Commercial Mortgage Trust,
Series 2024-DSNY, Class A, ARM, 1M
TSFR + 1.392%, 5.703%, 5/15/39 (1) 150,000 150
Sequoia Mortgage Trust, Series 2013-4,
Class B1, CMO, ARM, 3.434%, 4/25/43  14,046 14
Sequoia Mortgage Trust, Series 2017-
CH2, Class A19, CMO, ARM, 4.00%,
12/25/47 (1) 3,805 4
SG Residential Mortgage Trust,
Series 2019-3, Class A1, CMO, ARM,
2.703%, 9/25/59 (1) 142 —
Structured Agency Credit Risk Debt Notes,
Series 2024-DNA2, Class A1, CMO, ARM,
SOFR30A + 1.25%, 5.555%, 5/25/44 (1) 26,915 27

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Towd Point Mortgage Trust, Series 2019-
HY3, Class A1A, CMO, ARM, 1M TSFR +
1.114%, 5.434%, 10/25/59 (1) 16,828 17
TX Trust, Series 2024-HOU, Class A, ARM,
1M TSFR + 1.591%, 5.903%, 6/15/39 (1) 100,000 99
Vista Point Securitization Trust,
Series 2020-2, Class A1, CMO, ARM,
1.475%, 4/25/65 (1) 13,728 13
WB Commercial Mortgage Trust,
Series 2024-HQ, Class A, ARM, 6.134%,
3/15/40 (1) 100,000 100
Total Non-U.S. Government Mortgage-
Backed Securities (Cost $1,700) 1,660
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 4.2%
U.S. Government Agency
Obligations
 3.2%
Federal Home Loan Mortgage
2.50%, 4/1/30  7,600 7
3.00%, 12/1/42 - 4/1/43  50,157 45
3.50%, 8/1/42 - 3/1/44  71,039 68
4.00%, 8/1/40 - 8/1/45  33,047 32
4.50%, 6/1/39 - 5/1/42  32,418 33
5.00%, 8/1/35 - 8/1/40  11,019 11
6.00%, 10/1/32 - 8/1/38  2,539 2
7.00%, 6/1/32  444 —
Federal Home Loan Mortgage, ARM
RFUCCT1Y + 1.815%, 6.525%, 1/1/37  658 1
RFUCCT1Y + 1.919%, 6.918%, 2/1/37  903 1
Federal Home Loan Mortgage, CMO, IO
2.00%, 2/25/51  131,610 17
2.50%, 7/25/50  242,608 41
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  9,788 9
2.00%, 8/1/36 - 5/1/52  479,105 389
2.50%, 3/1/42 - 5/1/52  419,142 353
3.00%, 7/1/34 - 8/1/52  194,430 176
3.50%, 11/1/47 - 10/1/51  87,335 80
4.00%, 8/1/37 - 2/1/50  53,123 51
4.50%, 5/1/50 - 10/1/53  98,117 94
5.00%, 9/1/52 - 12/1/54  142,381 139
5.50%, 8/1/53 - 10/1/54  270,203 271
6.00%, 6/1/54 - 6/1/55  111,960 114
6.50%, 9/1/54 - 1/1/55  55,677 56
7.00%, 6/1/54  13,988 15
Federal National Mortgage Assn.
3.00%, 2/1/44  2,955 3
3.50%, 6/1/42 - 1/1/44  62,125 59
4.00%, 11/1/40  13,746 13
Federal National Mortgage Assn., ARM,
RFUCCT1Y + 1.875%, 7.812%, 8/1/36  1,136 1
Federal National Mortgage Assn., CMO, IO
2.00%, 1/25/51 - 4/25/52  247,909 33
6.50%, 2/25/32  250 —
Shares/Par $ Value
(Cost and value in $000s)
‡
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  68,813 59
2.00%, 9/1/36 - 4/1/52  1,455,109 1,183
2.50%, 1/1/32 - 9/1/52  972,081 825
3.00%, 6/1/27 - 7/1/50  428,040 388
3.50%, 11/1/32 - 1/1/52  191,819 180
4.00%, 7/1/35 - 12/1/52  331,790 317
4.50%, 7/1/39 - 2/1/54  207,984 201
5.00%, 3/1/34 - 11/1/53  243,792 241
5.50%, 12/1/34 - 2/1/55  257,740 261
6.00%, 4/1/33 - 8/1/54  461,588 472
6.50%, 7/1/32 - 6/1/55  263,358 274
7.00%, 4/1/32 - 3/1/54  14,745 16
6,531
U.S. Government Obligations
 1.0%
Government National Mortgage Assn.
1.50%, 5/20/37  38,608 35
2.00%, 1/20/51 - 3/20/52  341,183 278
2.50%, 8/20/50 - 4/20/52  446,407 379
3.00%, 7/15/43 - 6/20/52  287,665 254
3.50%, 12/20/42 - 7/20/52  230,355 214
4.00%, 7/20/42 - 10/20/52  213,283 202
4.50%, 10/20/39 - 4/20/53  151,816 148
5.00%, 3/20/34 - 6/20/49  69,332 69
5.50%, 10/20/32 - 3/20/49  38,207 40
6.00%, 4/15/36 - 11/20/52  51,584 53
6.50%, 3/15/26 - 4/15/26  112 —
7.00%, 9/20/27  305 —
Government National Mortgage Assn.,
CMO
3.00%, 11/20/47 - 12/20/47  4,214 4
3.50%, 10/20/50  25,000 21
Government National Mortgage Assn.,
CMO, IO
2.00%, 12/20/50 - 2/20/51  723,863 86
2.50%, 6/20/51  353,520 50
Government National Mortgage Assn.,
TBA (11)
5.00%, 7/20/55  105,000 103
5.50%, 7/20/55  155,000 155
6.00%, 7/20/55  25,000 25
2,116
Total U.S. Government & Agency
Mortgage-Backed Securities (Cost
$9,112) 8,647
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)
 7.0%
U.S. Treasury Obligations
 7.0%
U.S. Treasury Bonds, 1.125%, 5/15/40  95,000 59
U.S. Treasury Bonds, 2.25%, 5/15/41  210,000 152
U.S. Treasury Bonds, 3.375%, 8/15/42  655,000 550
U.S. Treasury Bonds, 3.875%, 2/15/43  365,000 327
U.S. Treasury Bonds, 4.00%, 11/15/42  710,000 648
U.S. Treasury Bonds, 4.125%, 8/15/44  460,000 421

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Bonds, 4.25%, 2/15/54  490,000 447
U.S. Treasury Bonds, 4.25%, 8/15/54  860,000 786
U.S. Treasury Bonds, 4.375%, 8/15/43  170,000 162
U.S. Treasury Bonds, 4.50%, 2/15/44 (12) 1,160,000 1,121
U.S. Treasury Bonds, 4.50%, 11/15/54  525,000 501
U.S. Treasury Bonds, 4.625%, 11/15/44  585,000 573
U.S. Treasury Bonds, 4.625%, 2/15/55  385,000 375
U.S. Treasury Notes, 0.625%, 12/31/27  265,000 246
U.S. Treasury Notes, 3.25%, 6/30/27  250,000 248
U.S. Treasury Notes, 3.50%, 9/30/29  135,000 134
U.S. Treasury Notes, 3.625%, 8/31/29  475,000 473
U.S. Treasury Notes, 3.75%, 4/30/27  95,000 95
U.S. Treasury Notes, 3.875%, 11/30/27  110,000 110
U.S. Treasury Notes, 3.875%, 12/31/27  505,000 507
U.S. Treasury Notes, 3.875%, 4/30/30  330,000 331
U.S. Treasury Notes, 3.875%, 8/15/34  415,000 405
U.S. Treasury Notes, 4.00%, 7/31/29  140,000 141
U.S. Treasury Notes, 4.00%, 3/31/30  340,000 343
U.S. Treasury Notes, 4.125%, 10/31/26  300,000 301
U.S. Treasury Notes, 4.125%, 9/30/27  705,000 711
U.S. Treasury Notes, 4.125%, 10/31/29  425,000 431
U.S. Treasury Notes, 4.125%, 3/31/32  390,000 394
U.S. Treasury Notes, 4.25%, 1/31/30  825,000 841
U.S. Treasury Notes, 4.25%, 11/15/34  105,000 105
U.S. Treasury Notes, 4.375%, 12/31/29  380,000 389
U.S. Treasury Notes, 4.375%, 5/15/34  475,000 482
U.S. Treasury Notes, 4.625%, 9/15/26 (12) 488,900 493
U.S. Treasury Notes, 4.625%, 10/15/26  805,000 812
U.S. Treasury Notes, 4.625%, 2/15/35  500,000 516
14,630
Total U.S. Government Agency
Obligations (Excluding Mortgage-
Backed) (Cost $14,815) 14,630
SHORT-TERM INVESTMENTS
 7.0%
Money Market Funds  7.0%
T. Rowe Price Treasury Reserve Fund,
4.38% (2)(13) 14,523,037 14,523
Total Short-Term Investments (Cost
$14,523) 14,523
SECURITIES LENDING COLLATERAL
 0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH JPMORGAN CHASE BANK 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund,
4.37% (2)(13) 656,960 657
Total Investments in a Pooled Account
through Securities Lending Program
with JPMorgan Chase Bank 657
Total Securities Lending Collateral (Cost
$657) 657
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
30 Year
Interest
Rate Swap,
7/11/55 Pay
Fixed 4.55%
Annually,
Receive
Variable
4.41%
(SOFR)
Annually,
7/9/25 @
4.55%* (4) 1 450 —
Morgan Stanley
SPDR Euro
STOXX 50
ETF, Put,
8/15/25 @
$ 50.00 (4) 13 78 —
Total Options Purchased (Cost $11) —
Total Investments in Securities
100.6% of Net Assets
(Cost $158,183) $ 209,525

T. ROWE PRICE Moderate Allocation Portfolio

‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $7,883 and represents 3.8% of net assets.
(2) Affiliated Companies
(3) SEC 30-day yield
(4) Non-income producing
(5) See Note 4 . All or a portion of this security is on loan at June 30, 2025.
(6) See Note 2. Level 3 in fair value hierarchy.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $332 and represents 0.2% of net assets.
(8) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(10) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(11) See Note 4 . To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $283 and represents 0.1% of net assets.
(12) At June 30, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(13) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
CPI Consumer Price Index
CZK Czech Koruna
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HKD Hong Kong Dollar
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
OTC Over-the-counter
PIK Payment-in-kind
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate

T. ROWE PRICE Moderate Allocation Portfolio

.
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Moderate Allocation Portfolio

Par $ Value
(Cost and value in $000s)
TBA SALES COMMITMENTS
 (0.1)%
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 (0.1)%
U.S. Government Agency
Obligations  (0.1)%
UMBS, TBA, 3.00%, 7/1/55  65,000 (56)
(56)
U.S. Government
Obligations  (0.0)%
Government National Mortgage
Assn., TBA, 2.50%, 7/20/55  65,000 (55)
(55)
Total TBA Sales Commitments
(Proceeds $(109)) (111)

T. ROWE PRICE Moderate Allocation Portfolio

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit: Markit CDX.NA.HY-S44, 5 Year Index), Receive 5.00%
Quarterly, Pay upon credit default, 6/20/30 461 35 22 13
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S44, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/30 5,280 119 90 29
Protection Sold (Relevant Credit: Markit iTraxx Europe-S43, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/30 (EUR) 2,216 57 46 11
Total Centrally Cleared Credit Default Swaps, Protection Sold 53
Interest Rate Swaps (0.0)%
10 Year Interest Rate Swap, Pay Fixed 3.703% Annually, Receive Variable 4.327% (SOFR)
Annually, 4/30/35 653 — — —
10 Year Interest Rate Swap, Pay Fixed 3.705% Annually, Receive Variable 4.450% (SOFR)
Annually, 7/2/35 660 — — —
10 Year Interest Rate Swap, Pay Fixed 3.815% Annually, Receive Variable 4.330% (SOFR)
Annually, 4/24/35 679 (7) — (7)
10 Year Interest Rate Swap, Pay Fixed 4.002% Annually, Receive Variable 4.319% (SOFR)
Annually, 5/16/35 1,263 (33) — (33)
Total Centrally Cleared Interest Rate Swaps (40)
Zero-Coupon Inflation Swaps (0.0)%
5 Year Zero-Coupon Inflation Swap Pay Fixed 2.533% at Maturity, Receive Variable
(Change in CPI) at Maturity, 5/14/30 121 — — —
5 Year Zero-Coupon Inflation Swap Pay Fixed 2.545% at Maturity, Receive Variable
(Change in CPI) at Maturity, 5/14/30 121 — — —
5 Year Zero-Coupon Inflation Swap Pay Fixed 2.548% at Maturity, Receive Variable
(Change in CPI) at Maturity, 5/13/30 287 (1) — (1)
5 Year Zero-Coupon Inflation Swap Pay Fixed 2.555% at Maturity, Receive Variable
(Change in CPI) at Maturity, 5/14/30 227 (1) — (1)
5 Year Zero-Coupon Inflation Swap Pay Fixed 2.558% at Maturity, Receive Variable
(Change in CPI) at Maturity, 5/13/30 303 (2) — (2)
5 Year Zero-Coupon Inflation Swap Pay Fixed 2.562% at Maturity, Receive Variable
(Change in CPI) at Maturity, 5/14/30 121 (1) — (1)
10 Year Zero-Coupon Inflation Swap Pay Fixed 2.454% at Maturity, Receive Variable
(Change in CPI) at Maturity, 3/26/35 157 — — —
10 Year Zero-Coupon Inflation Swap Pay Fixed 2.459% at Maturity, Receive Variable
(Change in CPI) at Maturity, 3/21/35 158 — — —
10 Year Zero-Coupon Inflation Swap Pay Fixed 2.520% at Maturity, Receive Variable
(Change in CPI) at Maturity, 4/2/35 270 (1) — (1)
Total Centrally Cleared Zero-Coupon Inflation Swaps (6)
Total Centrally Cleared Swaps 7
Net payments (receipts) of variation margin to date (14)
Variation margin receivable (payable) on centrally cleared swaps $ (7)
**
Includes interest purchased or sold but not yet collected of less than $1.

T. ROWE PRICE Moderate Allocation Portfolio

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 8/22/25 GBP 80 USD 107 $ 3
Citibank 7/18/25 CZK 315 USD 14 1
Deutsche Bank 8/22/25 USD 23 EUR 20 (1)
HSBC Bank 7/25/25 USD 174 JPY 24,255 5
HSBC Bank 7/25/25 USD 158 JPY 23,205 (4)
HSBC Bank 8/22/25 USD 6 EUR 5 —
Standard Chartered 7/18/25 USD 14 CZK 315 (1)
Standard Chartered 8/22/25 USD 1,091 EUR 964 (48)
State Street 7/25/25 JPY 47,460 USD 336 (6)
State Street 8/22/25 EUR 100 USD 117 2
State Street 8/22/25 USD 107 GBP 80 (3)
Toronto-Dominion Bank 7/25/25 USD 159 CAD 220 (2)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (54)

T. ROWE PRICE Moderate Allocation Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 5 Euro BOBL contracts 9/25 (693) $ 3
Long, 2 Euro BUND contracts 9/25 307 (1)
Short, 5 Euro OAT contracts 9/25 (729) 1
Short, 1 Government of Canada five year bond contracts 9/25 (84) (1)
Long, 2 U.S. Treasury Long Bond contracts 9/25 231 8
Long, 18 U.S. Treasury Notes five year contracts 9/25 1,962 19
Long, 4 U.S. Treasury Notes ten year contracts 9/25 448 5
Long, 13 U.S. Treasury Notes two year contracts 9/25 2,704 10
Long, 25 Ultra U.S. Treasury Notes ten year contracts 9/25 2,857 47
Net payments (receipts) of variation margin to date (75)
Variation margin receivable (payable) on open futures contracts $ 16

T. ROWE PRICE Moderate Allocation Portfolio

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Emerging Markets Bond Fund - I Class, 6.06%  $ (60) $ 164 $ 250
T. Rowe Price Inflation Protected Bond Fund - I Class, 5.47%  — 40 10
T. Rowe Price Institutional Emerging Markets Equity Fund  — 974 —
T. Rowe Price Institutional Floating Rate Fund - Institutional Class, 7.17%  (14) 3 35
T. Rowe Price Institutional High Yield Fund - Institutional Class, 6.58%  (238) 335 342
T. Rowe Price International Bond Fund (USD Hedged) - I Class, 3.90%  — 47 140
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I Class, 4.85%  — 1 3
T. Rowe Price Real Assets Fund - I Class  (8) 730 —
T. Rowe Price Government Reserve Fund, 4.37% — — —++
T. Rowe Price Treasury Reserve Fund, 4.38% — — 233
Totals $ (320)# $ 2,294 $ 1,013+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
6/30/25
T. Rowe Price Emerging Markets Bond Fund - I Class, 6.06%  $ 8,106 $ 249 $ 860 $ 7,659
T. Rowe Price Inflation Protected Bond Fund - I Class, 5.47%  1,075 9 — 1,124
T. Rowe Price Institutional Emerging Markets Equity Fund  8,443 250 50 9,617
T. Rowe Price Institutional Floating Rate Fund - Institutional Class, 7.17%  440 775 349 869
T. Rowe Price Institutional High Yield Fund - Institutional Class, 6.58%  10,764 340 1,823 9,616
T. Rowe Price International Bond Fund (USD Hedged) - I Class, 3.90%  7,491 1,290 — 8,828
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I Class, 4.85%  23 888 — 912
T. Rowe Price Real Assets Fund - I Class  7,763 200 408 8,285
T. Rowe Price Government Reserve Fund, 4.37% 698  ¤  ¤ 657
T. Rowe Price Treasury Reserve Fund, 4.38% 9,988  ¤  ¤ 14,523
Total $ 62,090^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $1,013 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $58,663.

T. ROWE PRICE Moderate Allocation Portfolio
June 30, 2025 (Unaudited)
Statement of Assets and Liabilities
26
($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $158,183) $ 209,525
Receivable for investment securities sold 504
Interest and dividends receivable 475
Foreign currency (cost $71) 71
Receivable for shares sold 49
Variation margin receivable on futures contracts 16
Cash 14
Unrealized gain on forward currency exchange contracts 11
Other assets 152
Total assets 210,817
Liabilities
Payable for investment securities purchased 1,377
Obligation to return securities lending collateral 657
Payable for shares redeemed 220
TBA Sales Commitments (proceeds $109) 111
Investment management fees payable 65
Unrealized loss on forward currency exchange contracts 65
Due to affiliates 11
Variation margin payable on centrally cleared swaps 7
Other liabilities 99
Total liabilities 2,612
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 208,205
Net Assets Consist of:
Total distributable earnings (loss) $ 55,324
Paid-in capital applicable to 9,420,798 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 152,881
NET ASSETS $ 208,205
NET ASSET VALUE PER SHARE $ 22.10

T. Rowe Price Moderate Allocation Portfolio
(Unaudited)
Statement of Operations
27
($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $71) $ 1,985
.
  Interest 959
Securities lending 1
Total income 2,945
Expenses
Investment management 531
Shareholder servicing 156
Prospectus and shareholder reports 4
Custody and accounting 159
Legal and audit 39
Miscellaneous 8
Waived / paid by Price Associates (198)
Total expenses 699
Net investment income 2,246
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities (net of foreign taxes of $1) 3,994
Futures 16
Swaps (48)
Forward currency exchange contracts (36)
Foreign currency transactions 5
Net realized gain 3,931
Change in net unrealized gain / loss
Securities 6,978
Futures 103
Swaps 6
Forward currency exchange contracts (71)
TBA Sales Commitments 2 (2)
Other assets and liabilities denominated in foreign currencies 18
Change in net unrealized gain / loss 7,032
Net realized and unrealized gain / loss 10,963
INCREASE IN NET ASSETS FROM OPERATIONS
$ 13,209

T. Rowe Price Moderate Allocation Portfolio
(Unaudited)
Statement of Changes in Net Assets
28
($000s)
6 Months
Ended
6/30/25
Year
Ended
12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 2,246 $ 4,246
Net realized gain 3,931 7,703
Change in net unrealized gain / loss 7,032 6,343
Increase in net assets from operations 13,209 18,292
Distributions to shareholders
Net earnings (2,289) (9,974)
Capital share transactions
*
Shares sold 11,896 25,697
Distributions reinvested 2,289 9,974
Shares redeemed (17,060) (27,646)
Increase (decrease) in net assets from capital share transactions (2,875) 8,025
Net Assets
Increase during period 8,045 16,343
Beginning of period 200,160 183,817
End of period $ 208,205 $ 200,160
*Share information (000s)
Shares sold 560 1,215
Distributions reinvested 106 475
Shares redeemed (804) (1,312)
Increase (decrease) in shares outstanding (138) 378

T. Rowe Price Moderate Allocation Portfolio
Unaudited

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act).
The Moderate Allocation Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital appreciation and income. Shares of the fund are currently offered only to insurance company separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into
U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the
SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09,
Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.

T. Rowe Price Moderate Allocation Portfolio

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the
Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the
Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.

T. Rowe Price Moderate Allocation Portfolio

The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. Rowe Price Moderate Allocation Portfolio

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2025 (for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional
Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 40,483 $ — $ 40,483
Bond Funds 29,008 — — 29,008
Common Stocks 80,518 26,163 60 106,741
Convertible Preferred Stocks — — 211 211
Equity Funds 17,902 — — 17,902
Short-Term Investments 14,523 — — 14,523
Securities Lending Collateral 657 — — 657
Options Purchased — — — —
Total Securities 142,608 66,646 271 209,525
Swaps* — 53 — 53
Forward Currency Exchange Contracts — 11 — 11
Futures Contracts* 93 — — 93
Total $ 142,701 $ 66,710 $ 271 $ 209,682
Liabilities
TBA Sales Commitments $ — $ 111 $ — $ 111
Swaps* — 46 — 46
Forward Currency Exchange Contracts — 65 — 65
Futures Contracts* 2 — — 2
Total $ 2 $ 222 $ — $ 224
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S.
Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. Rowe Price Moderate Allocation Portfolio

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations.
Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2025, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Inflation derivatives Centrally Cleared Swaps $ —†
Interest rate derivatives Futures, Securities^ 93
Foreign exchange derivatives Forwards 11
Credit derivatives Centrally Cleared Swaps 53
Equity derivatives Securities^ —†
^
,*
Total $ 157
^
,*
Liabilities
Inflation derivatives Centrally Cleared Swaps $ 6
Interest rate derivatives Centrally Cleared Swaps, Futures 42
Foreign exchange derivatives Forwards 65
Total $ 113
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
† Amount represents less than $1,000.
^ Options purchased are reported as securities and are reflected in the accompanying Portfolio of Investments.
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^ Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Inflation derivatives $ — $ — $ — $ 2 $ 2
Interest rate derivatives 11 16 — (4) 23
Foreign exchange derivatives (4) — (36) — (40)
Credit derivatives — — — (46) (46)
Total $ 7 $ 16 $ (36) $ (48) $ (61)

T. Rowe Price Moderate Allocation Portfolio

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from
$100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared,
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^ Futures
Forward
Currency
Exchange
Contracts Swaps Total
Change in Unrealized
Gain (Loss)
Inflation derivatives $ — $ — $ — $ (6) $ (6)
Interest rate derivatives (13) 103 — (39) 51
Foreign exchange derivatives — — (71) — (71)
Credit derivatives — — — 51 51
Equity derivatives (4) — — — (4)
Total $ (17) $ 103 $ (71) $ 6 $ 21
^ Options purchased are reported as securities.

T. Rowe Price Moderate Allocation Portfolio

and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of June 30, 2025, no collateral was pledged by either the fund or counterparties for bilateral derivatives. As of June 30, 2025, securities valued at $554,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its
non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended June 30, 2025, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended
June 30, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between
4% and 5% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure.
The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. In return for a premium paid, currency options give the holder the right, but not the obligation,

T. Rowe Price Moderate Allocation Portfolio

to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates and currency values; and, for options written, the potential for losses to exceed any premium received by the fund.
During the six months ended June 30, 2025, the volume of the fund’s activity in options, based on underlying notional amounts, was generally less than 1% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap)
or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of
June 30, 2025, the notional amount of protection sold by the fund totaled $8,351,000 (4.0% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

T. Rowe Price Moderate Allocation Portfolio

Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended June 30, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 2% and 7% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches”
or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO.
Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip. MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash

T. Rowe Price Moderate Allocation Portfolio

flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-
than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations  The fund enters into to-be-
announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of June 30,
2025, no collateral was pledged by the fund or counterparties for MSFTA Transactions.
Private Investments Issued by Special Purpose Acquisition Companies Special purpose acquisition companies
(SPACs) are shell companies that have no operations but are formed to raise capital with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (IPO). The fund may enter into a contingent commitment with a SPAC to purchase private investments in public equity (PIPE) if and when the SPAC completes its merger or acquisition. The fund maintains liquid assets sufficient to settle its commitment to purchase the PIPE. However, if the commitment expires, then no shares are purchased. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold; however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger or acquisition. The securities issued by a SPAC may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2025, the value of loaned securities was $635,000; the value of cash collateral and related investments was $657,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S.
government securities aggregated $37,725,000 and $42,918,000, respectively, for the six months ended June 30,
2025. Purchases and sales of U.S. government securities aggregated $12,513,000 and $14,137,000, respectively, for the six months ended June 30, 2025.

T. Rowe Price Moderate Allocation Portfolio

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2025, the cost of investments (including derivatives, if any) for federal income tax purposes was $159,233,000.
Net unrealized gain aggregated $50,396,000 at period-end, of which $54,354,000 related to appreciated investments and
$3,958,000 related to depreciated investments.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price
Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.25% of the fund’s average daily net assets, and a group fee.
The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates
(the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2025, the effective annual group fee rate was 0.28%.
The fund is subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; acquired fund fees and expenses; and 12b-1 fees, if any) that would otherwise cause the fund’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.85%. The agreement may only be terminated with approval by the fund’s shareholders. The fund is required to repay Price Associates for expenses previously waived/paid to the extent the fund’s net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the fund’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver. The total management fees waived and/or expenses paid were $51,000 for the six months ended June 30, 2025. Including this amount, expenses previously waived/paid by Price Associates in the amount of $110,000 remain subject to repayment by the fund at June 30, 2025.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of
Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and

T. Rowe Price Moderate Allocation Portfolio

administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended June 30, 2025, expenses incurred pursuant to these service agreements were $65,000 for Price Associates and $3,000 for T. Rowe Price Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price
Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds) as a means of gaining efficient and cost-
effective exposure to certain markets. The fund does not invest for the purpose of exercising management or control;
however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price
Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying
Price Fund(s) for the six months ended June 30, 2025, are as follows:
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price
Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2025, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price Associates was less than 1% of the fund’s net assets as of June 30, 2025.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. This agreement may be rescinded at any time. For the six months ended June 30, 2025, this reimbursement amounted to less than $1,000.
($000s)
Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Emerging Markets Bond Fund - I Class 0.64% $ 26
T. Rowe Price Inflation Protected Bond Fund - I Class 0.17% 1
T. Rowe Price Institutional Emerging Markets Equity Fund 1.00% 48
T. Rowe Price Institutional Floating Rate Fund - Institutional Class 0.55% 3
T. Rowe Price Institutional High Yield Fund - Institutional Class 0.50% 25
T. Rowe Price International Bond Fund (USD Hedged) - I Class 0.48% 19
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I Class 0.25% —
T. Rowe Price Real Assets Fund - I Class 0.63% 25
Total Management Fee Waived $ 147

T. Rowe Price Moderate Allocation Portfolio

NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM.
The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Moderate Allocation Portfolio

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENTS
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement
(Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreements (Subadvisory Contracts) that the Adviser has entered into with T. Rowe Price Investment
Management, Inc. (TRPIM), T. Rowe Price Hong Kong Limited, and T. Rowe Price International Ltd (collectively the
Subadvisers) on behalf of the fund. In that regard, at a meeting held on March 12–13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory
Contract and Subadvisory Contracts. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the approval of the Advisory Contract and
Subadvisory Contracts. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory
Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadvisers about various topics. The Board also considered that TRPIM has its own investment platform and investment management leadership, and the Adviser and TRPIM have implemented information barriers restricting the sharing of investment information and voting activity. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’
advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadvisers.
These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. However, the Board noted that there are information barriers between investment personnel of the Adviser and TRPIM that restrict the sharing of certain information, such as investment research, trading, and proxy voting. The Board also reviewed the background and experience of the Adviser’s and Subadvisers’ senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and
Subadvisers, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contracts.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Moderate Allocation Portfolio

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadvisers) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers. In considering soft-dollar arrangements, the Board noted that, effective January 1, 2024, the Adviser began using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T.
Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. Under each
Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee schedule is graduated so the rate decreases as total T. Rowe Price fund assets increase and increases as total T. Rowe Price fund assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to a contractual expense limitation that requires the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitation mitigates the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group); and (ii) actual management fees, nonmanagement expenses, and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size,
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENTS
(continued)

T. ROWE PRICE Moderate Allocation Portfolio

and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the fourth quintile (Expense Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contracts
As noted, the Board approved the continuation of the Advisory Contract and Subadvisory Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract and Subadvisory Contracts (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENTS
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E304-051 8/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2025